LEASE - Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE
Operating cash outflows from finance lease	$ (5,368)	$ (1,994)
Operating cash outflows from operating lease	(19,686)	(15,032)
Financing cash outflows from finance lease	(42,319)	(20,194)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction	167,726
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	119,412	14,393
ROU assets disposed through early termination of operating leases in non-cash transaction	$ (3,288)	$ (965)